Investments In Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of comprehensive loss (Details) - CAD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue		$ 80,784	$ 47,541
Operating expenses excluding depreciation and amortization		(418,576)	(111,482)
Loss from operations		(476,551)	(86,974)
Interest income		1,902	5,187
Interest expenses		(10,043)	(469)
Income tax expenses		(6,023)	(18,213)
Total comprehensive loss		(546,489)	$ (69,608)
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	$ 0	705
Operating expenses excluding depreciation and amortization	(6,579)	(12,243)
Depreciation and amortization	0	(617)
Other expenses	0	(7)
Loss from operations	(6,579)	(13,423)
Interest income	0	1
Interest expenses	0	(233)
Income tax expenses	0	0
Total comprehensive loss	$ (6,579)	$ (13,655)